Document and Entity Information	Apr. 12, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001716583
Document Type	8-K
Document Period End Date	Apr. 12, 2022
Entity Registrant Name	Hyzon Motors Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39632
Entity Tax Identification Number	82-2726724
Entity Address, Address Line One	475 Quaker Meeting House Road
Entity Address, City or Town	Honeoye Falls
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14472
City Area Code	(585)
Local Phone Number	-484-9337
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	HYZN
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	HYZNW
Security Exchange Name	NASDAQ